EARNINGS PER SHARE (EPS)	12 Months Ended
Dec. 31, 2024
EARNINGS PER SHARE (EPS)
EARNINGS PER SHARE (EPS)

NOTE 24 — EARNINGS PER SHARE (EPS)

The following tables reconcile net income to the amounts used to calculate basic and diluted earnings per share.

Basic

	2024*
	Common	Preferred	Total

	(in thousands, except share and per share data)
Basic numerator
Allocated net income available to common and preferred shareholders	1,574,058	2,992,259	4,566,317
Basic denominator
Weighted-average outstanding shares, after deducting the average treasury shares (Refer to Note 23 for number of shares)	720,527,899	1,369,712,176

Earnings per share (in R$) — Basic	2.18	2.18

	2023**
	Common	Preferred	Total

	(in thousands, except share and per share data)
Basic numerator
Allocated net income available to common and preferred shareholders	2,576,016	4,925,549	7,501,565
Basic denominator
Weighted-average outstanding shares, after deducting the average treasury shares (Refer to Note 23 for number of shares)	720,631,731	1,377,906,016

Earnings per share (in R$) — Basic	3.57	3.57

	2022**
	Common	Preferred	Total

	(in thousands, except share and per share data)
Basic numerator
Allocated net income available to common and preferred shareholders	3,866,044	7,559,468	11,425,512
Basic denominator
Weighted-average outstanding shares, after deducting the average tresuary shares	720,631,731	1,409,087,063

Earnings per share (in R$) — Basic	5.36	5.36

*   Adjusted retrospectively to take into account the effect of the increase in share capital with the issuance of Common Shares and Preferred Shares as a bonus, in the proportion of one new share for every twenty shares of the same type, as detailed in Note 23.

**  Adjusted retrospectively to take into account the effects of the increase in share capital with the issuance of Common Shares and Preferred Shares as a bonus, in the proportion of one new share for every five shares and one new share for every twenty shares of the same type, as detailed in Note 23.

Diluted

	2024*	2023**	2022**
Diluted numerator
Allocated net income available to Common and Preferred shareholders
Net income allocated to preferred shareholders	2,992,259	4,925,549	7,559,468
Add:
Adjustment to net income allocated to Preferred Shareholders in respect to the potential increase in number of preferred shares outstanding, as a result of long-term incentive plans of Gerdau.	6,853	13,627	16,937
	2,999,112	4,939,176	7,576,405

Net income allocated to common shareholders	1,574,058	2,576,016	3,866,044
Less:
Adjustment to net income allocated to Preferred Shareholders in respect to the potential increase in number of preferred shares outstanding, as a result of long-term incentive plans of Gerdau.	(6,853)	(13,627)	(16,937)
	1,567,205	2,562,389	3,849,107

Diluted denominator
Outstanding shares
Common Shares	720,527,899	720,527,899	720,631,731
Preferred Shares
Weighted-average number of Preferred Shares outstanding	1,369,712,176	1,377,906,016	1,409,087,063
Potential increase in number of Preferred Shares outstanding in respect of long-term incentive plan of Gerdau	9,139,396	11,159,835	9,371,523
Total	1,378,851,572	1,389,065,851	1,418,458,586

Earnings per share — Diluted (Common and Preferred Shares)	2.18	3.56	5.34

*   Adjusted retrospectively to take into account the effect of the increase in share capital with the issuance of Common Shares and Preferred Shares as a bonus, in the proportion of one new share for every twenty shares of the same type, as detailed in Note 23.

**  Adjusted retrospectively to take into account the effects of the increase in share capital with the issuance of Common Shares and Preferred Shares as a bonus, in the proportion of one new share for every five shares and one new share for every twenty shares of the same type, as detailed in Note 23.

The Company does not have instruments that have not been included in the calculation of earnings per share because they are antidilutive.